FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending - Mortgages [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Drawn balance [member]
Drawn balances
Loan-to-value ratio	£ 289,198	£ 288,235
Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	568	459
Stage 1 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	257,043	257,797
Stage 1 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	23	37
Stage 2 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	16,935	13,654
Stage 2 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	281	226
Stage 3 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	1,506	1,393
Stage 3 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	122	118
Purchased or originated credit-impaired [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	13,714	15,391
Purchased or originated credit-impaired [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	142	78
Less than seventy percent [Member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	204,615	209,165
Less than seventy percent [Member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	195	150
Less than seventy percent [Member] | Stage 1 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	179,566	185,556
Less than seventy percent [Member] | Stage 1 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	6	3
Less than seventy percent [Member] | Stage 2 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	13,147	10,728
Less than seventy percent [Member] | Stage 2 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	104	94
Less than seventy percent [Member] | Stage 3 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	1,174	1,035
Less than seventy percent [Member] | Stage 3 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	41	34
Less than seventy percent [Member] | Purchased or originated credit-impaired [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	10,728	11,846
Less than seventy percent [Member] | Purchased or originated credit-impaired [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	44	19
Seventy percent to eighty percent [Member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	48,659	45,703
Seventy percent to eighty percent [Member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	149	98
Seventy percent to eighty percent [Member] | Stage 1 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	44,384	41,827
Seventy percent to eighty percent [Member] | Stage 1 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	7	11
Seventy percent to eighty percent [Member] | Stage 2 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	2,343	1,802
Seventy percent to eighty percent [Member] | Stage 2 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	75	51
Seventy percent to eighty percent [Member] | Stage 3 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	181	190
Seventy percent to eighty percent [Member] | Stage 3 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	29	24
Seventy percent to eighty percent [Member] | Purchased or originated credit-impaired [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	1,751	1,884
Seventy percent to eighty percent [Member] | Purchased or originated credit-impaired [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	38	12
Eighty percent to ninety percent [Member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	28,876	26,813
Eighty percent to ninety percent [Member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	113	104
Eighty percent to ninety percent [Member] | Stage 1 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	27,056	24,854
Eighty percent to ninety percent [Member] | Stage 1 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	7	14
Eighty percent to ninety percent [Member] | Stage 2 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	1,057	832
Eighty percent to ninety percent [Member] | Stage 2 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	58	47
Eighty percent to ninety percent [Member] | Stage 3 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	86	95
Eighty percent to ninety percent [Member] | Stage 3 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	25	27
Eighty percent to ninety percent [Member] | Purchased or originated credit-impaired [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	677	1,032
Eighty percent to ninety percent [Member] | Purchased or originated credit-impaired [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	23	16
Ninety percent to one hundred percent [Member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	6,103	5,462
Ninety percent to one hundred percent [Member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	41	43
Ninety percent to one hundred percent [Member] | Stage 1 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	5,663	4,957
Ninety percent to one hundred percent [Member] | Stage 1 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	2	4
Ninety percent to one hundred percent [Member] | Stage 2 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	199	164
Ninety percent to one hundred percent [Member] | Stage 2 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	17	16
Ninety percent to one hundred percent [Member] | Stage 3 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	34	39
Ninety percent to one hundred percent [Member] | Stage 3 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	12	14
Ninety percent to one hundred percent [Member] | Purchased or originated credit-impaired [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	207	302
Ninety percent to one hundred percent [Member] | Purchased or originated credit-impaired [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	10	9
Greater than one hundred percent [Member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	945	1,092
Greater than one hundred percent [Member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	70	64
Greater than one hundred percent [Member] | Stage 1 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	374	603
Greater than one hundred percent [Member] | Stage 1 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	1	5
Greater than one hundred percent [Member] | Stage 2 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	189	128
Greater than one hundred percent [Member] | Stage 2 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	27	18
Greater than one hundred percent [Member] | Stage 3 [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	31	34
Greater than one hundred percent [Member] | Stage 3 [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	15	19
Greater than one hundred percent [Member] | Purchased or originated credit-impaired [member] | Drawn balance [member]
Drawn balances
Loan-to-value ratio	351	327
Greater than one hundred percent [Member] | Purchased or originated credit-impaired [member] | Expected credit losses on drawn balances [member]
Drawn balances
Loan-to-value ratio	£ 27	£ 22